CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (2,288)	$ (4,990)	$ (35,061)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	294	306	408
Amortization	245	1,211	1,907
Stock-based compensation	65	21	219
Gain on sales of equity method investments			(1,220)
Impairment loss on property, plant and equipment	60	28
Impairment losses on goodwill			17,054
Impairment losses on intangible assets	5	115	13,251
Impairment losses on prepaid licensing and royalty fees	4,187	1,259	2,752
Provision for bad debt expenses	3	37	37
Losses (gains) on disposals of property, plant and equipment		(2)	4
Gains on sales of marketable securities	(19,939)	(8,621)	(1,739)
Equity in net (earnings) losses on equity investments - net	600	531	(526)
Impairment losses on marketable securities and investments	1,290
Other	(48)	(306)	(141)
Net changes in:
Accounts receivable	47	692	767
Prepaid expenses	17	186	52
Other current assets	82	(260)	708
Accounts payable	(451)	(407)	854
Accrued expenses	(396)	848	(2,223)
Accrued compensation	(28)	416	(853)
Other current liabilities	(267)	(711)	(1,017)
Accrued pension liabilities / Prepaid pension assets	(64)	(215)	(111)
Prepaid licensing and royalty fees	(43)	(976)	1,026
Deferred income tax liabilities	(216)
Other			(453)
Net cash used in operating activities	(16,845)	(10,838)	(4,305)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease (increase) in restricted cash	7,991	(8,991)
Cash dividends received from investees		247
Proceeds from disposals of marketable debt securities	42,583	18,692	3,419
Divestiture of business, net of cash transferred	(78)
Purchases of property, plant and equipment	(158)	(420)	(225)
Proceeds from disposals of property, plant and equipment	23	2	35
Proceeds from disposals of businesses, net of transaction costs			3,258
Purchases of marketable securities		(26,042)	(2,460)
Purchase of cost method investments	(1,000)
Purchases of intangible assets	(112)	(110)	(1,227)
Acquisitions, net of cash acquired			73
Decrease (increase) in refundable deposits	27	3	86
Other	(111)	(7)	(5)
Net cash provided by (used in) investing activities	49,165	(16,626)	2,954
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from (repayments of) short-term borrowings	(12,281)	15,232	(3,146)
Cash received from the exercise of stock options	0	3,593	2
Net cash provided by (used in) financing activities	(12,281)	18,825	(3,144)
Net foreign currency exchange differences on cash and cash equivalents	753	478	565
NET DECREASE IN CASH AND CASH EQUIVALENTS	20,792	(8,161)	(3,930)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	50,640	58,801	62,731
CASH AND CASH EQUIVALENTS AT END OF YEAR	71,432	50,640	58,801
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid during the year	190	237	53
Income tax paid (refunded) during the year	$ 44	$ (84)	$ (285)